Investments in Equity Accounted Investees - Summary of Material Joint Venture (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of joint ventures [line items]
Current assets	$ 15,804.4				₨ 1,195,835.7		₨ 1,228,275.2
Non-current assets	25,704.9				1,944,966.4		1,758,844.7
Current liabilities	(18,468.1)				(1,397,398.5)		(1,447,750.6)
Non-current liabilities	(15,137.5)				(1,145,368.9)		(981,301.9)
Cash and cash equivalents	2,440.7			₨ 147,167.5	184,678.0	$ 2,849.4	215,598.0	₨ 139,867.6
Revenue	34,286.0	₨ 2,594,251.2	₨ 2,993,662.4	2,882,951.1
Net income/(loss)	(1,493.4)	(112,984.1)	(292,128.1)	66,061.9
Total comprehensive income for the year	47.2	3,579.7	(342,204.6)	375,259.6
Depreciation and amortization	2,744.1	207,632.1	230,197.8	209,818.2
Interest income	(154.6)	(11,696.9)	(7,864.6)	(7,122.4)
Interest expense (net)	958.9	72,553.1	57,586.0	46,791.3
Income tax credit/(expenses)	$ 48.2	₨ 3,644.5	₨ (25,425.0)	37,678.2
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Principal activity	Manufacture andassembly ofvehicles	Manufacture andassembly ofvehicles
Principal place of the business	China	China
% holding	50.00%	50.00%	50.00%
Current assets	$ 741.0				56,066.3		67,701.9
Non-current assets	1,941.0				146,863.8		130,244.7
Current liabilities	(1,667.4)				(126,162.0)		(99,923.6)
Non-current liabilities	(101.8)				(7,703.7)		(11,042.4)
Cash and cash equivalents	344.0				26,028.3		28,601.3
Current financial liabilities (excluding trade and other payables and provisions)	(722.1)				(54,635.8)		(25,161.9)
Non-current financial liabilities (excluding trade and other payables and provisions)	(101.8)				(7,703.7)		(11,042.3)
Share of net assets of material joint venture	456.4				34,532.2		43,490.3
Other consolidation adjustments	(9.3)				(705.9)		(534.9)
Carrying amount of the Company's interest in joint venture	447.1				₨ 33,826.3		₨ 42,955.4
Revenue	1,534.3	₨ 116,090.2	₨ 155,715.0	237,876.1
Net income/(loss)	(265.0)	(20,054.0)	1,119.5	43,381.3
Total comprehensive income for the year	(265.0)	(20,054.0)	1,119.5	43,381.3
Depreciation and amortization	238.5	18,047.3	18,857.6	11,947.8
Interest income	(16.2)	(1,223.7)	(1,092.0)	(2,298.7)
Interest expense (net)	29.4	2,223.4	1,266.3	609.0
Income tax credit/(expenses)	$ 66.8	₨ 5,053.6	₨ (578.1)	₨ (11,630.5)